AMOUNTS DUE TO DIRECTORS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Amounts Due To Directors
AMOUNTS DUE TO DIRECTORS

NOTE—7        AMOUNTS DUE TO DIRECTORS

As of June 30, 2015, the directors of the Company advanced the amount of $472,665 to the Company, which is unsecured, bears no interest and is payable upon demand, for working capital purpose.

7. AMOUNTS DUE TO DIRECTORS

As of December 31, 2014 and 2013, the directors of the Company advanced the amount of $494,253 and $481,897, respectively to the Company, which is unsecured, bears no interest and is payable upon demand, for working capital purpose.